Disclosure of liquidity risk (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Statement [Line Items]
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 1	$ 19,068
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 2	0
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 3	0
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 4	0
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 5	19,068
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 6	3,185
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 7	0
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 8	0
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 9	0
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 10	3,185
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 11	0
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 12	7,982
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 13	0
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 14	0
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 15	7,982
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 16	187
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 17	0
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 18	0
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 19	0
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 20	187
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 21	420
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 22	881
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 23	852
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 24	1,834
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 25	3,987
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 26	22,860
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 27	8,863
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 28	852
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 29	1,834
Financial Instruments And Fair Value Measurements Disclosure Of Liquidity Risk 30	$ 34,409